Summary of Significant Accounting Policies (Details Narrative)						12 Months Ended
	Jul. 01, 2023 USD ($)	Jul. 01, 2023 AUD ($)	Jul. 01, 2022 USD ($)	Jul. 01, 2022 AUD ($)	Oct. 01, 2020	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Mar. 30, 2020
Disaggregation of Revenue [Line Items]
Allowance for expected credit losses						$ 446,551		$ 211,639	$ 66,729
Allowance for expected credit losses other assets						$ 137		$ 613	309
Borrowing interest rate					0.25%					1.00%
Right of use assets and operating lease liabilities, description					12 months or less	Office at Hong Kong Science Park, Hong Kong	Office at Hong Kong Science Park, Hong Kong	Office at Hong Kong Science Park, Hong Kong
Impairment of long-lived assets						$ 0		$ 0
Deferred initial public offering costs								557,183
Deferred IPO cost charged to additional paid-in capital						2,688,050
Contract liabilities						22,255		21,995	60,262
Government grants amount						64,658		29,990	76,017
Government grants						68,008
Employee benefit contribution amount						$ 28,427		26,949	$ 27,227
Income tax examination, description						An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination.	An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination.
Uncertain tax position						$ 0		0
HONG KONG
Disaggregation of Revenue [Line Items]
Income tax examination, description						Under relevant Hong Kong tax laws, tax case is normally subject to investigation by the tax authority for up to 6 years of assessment prior to the current year of assessment, unless in a case of fraud or willful evasion, then the investigation can be extended to cover 10 years of assessment. Under relevant Australia tax laws, a time limit has been put in which Australian Taxation Office can amend an assessment. For most taxpayers with simple affairs, the amendment period for an income tax assessment is 2 years from the date that a taxpayer issued with an assessment, while those with more complex affairs would extend to 4 years from the date that a taxpayer issued with an assessment.	Under relevant Hong Kong tax laws, tax case is normally subject to investigation by the tax authority for up to 6 years of assessment prior to the current year of assessment, unless in a case of fraud or willful evasion, then the investigation can be extended to cover 10 years of assessment. Under relevant Australia tax laws, a time limit has been put in which Australian Taxation Office can amend an assessment. For most taxpayers with simple affairs, the amendment period for an income tax assessment is 2 years from the date that a taxpayer issued with an assessment, while those with more complex affairs would extend to 4 years from the date that a taxpayer issued with an assessment.
Foreign Plan [Member] | HONG KONG
Disaggregation of Revenue [Line Items]
Employee benefit contributions rate, percentage						5.00%	5.00%
Employee benefit contribution amount						$ 3,849	$ 30,000
Foreign Plan [Member] | AUSTRALIA
Disaggregation of Revenue [Line Items]
Employee benefit contributions rate, percentage	11.00%	11.00%	10.50%	10.50%
Employee benefit contribution amount	$ 40,918	$ 62,270	$ 39,571	$ 60,220
IoT Integration Solution Services [Member]
Disaggregation of Revenue [Line Items]
Contract liabilities						3,842
Business Process Outsourcing Services [Member]
Disaggregation of Revenue [Line Items]
Contract liabilities						0		0
IoT Support and Maintenance Services [Member]
Disaggregation of Revenue [Line Items]
Contract liabilities						18,290		21,995
Trading Sales [Member]
Disaggregation of Revenue [Line Items]
Contract liabilities						$ 123		$ 0